Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Central Index Key	dei_EntityCentralIndexKey	0001011378
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 05, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 05, 2021